J.P. Morgan Mortgage Trust 2024-1 ABS-15G

Exhibit 99.18

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	300998149	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the Transfer Taxes was not accepted. Violation may be cured with a LOE, corrected PCCD, copy of the refund, and proof of delivery, 60 days from discovery. A cost to cure in the amount of $XXXX is required.

Response 1 (XX/XX/XXXX XXXXAM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) LDP/EPL-

The file does not contain evidence the following Loan Participant was checked across OFAC, XXXX Exclusionary, LDP, and SAM lists: Credit Technology Inc. (credit bureau), XXXX (borrower’s employment), XXXX (borrower’s employment), XXXX (borrower’s employment), XXXX (appraiser), XXXX (appraisal company), XXXX (seller), XXXX (title company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

+I3

(Clear) Tax Transcripts Missing-

The file is missing XXXX and XXXX business tax transcripts for XXXX. Please provide.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Debts-

The loan application indicates the borrower's departure home has monthly HOA dues of $XXXX. The file does not contain documentation verifying the monthly fee. Please provide.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income Docs-

The file does not contain Profit and Loss Statements for XXXX for the fourth quarter of XXXX (XX/XX/XXXX through XX/XX/XXXX) and the first quarter of XXXX (XX/XX/XXXX through XX/XX/XXXX). Please provide.

Response 1 (XX/XX/XXXX XXXXPM)
Please provide YTD XXXX P/L and 1st Quarter XXXX P/L for XXXX. (Upheld)

Response 2 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Returns Obtained-

Business tax returns provided are not signed and dated by the borrower. Please provide the following business tax returns that were signed and dated prior to consummation: XXXX (XXXX & XXXX), XXXX (XXXX & XXXX), XXXX (XXXX & XXXX).

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Reserve Assets-

Borrower obtained a business loan for $XXXX secured by all business assets. Business loans may not be used for reserves. Reducing total assets by $XXXX, borrower has $XXXX remaining for reserves. Reserves were required in the amount of $XXXX. Borrower is short $XXXX reserves.

Response 1 (XX/XX/XXXX XXXXAM)
The following asset documentation has been received. Item 1: 2 months statements from XXXX account #XXXX XXXX. A CPA Letter was not provided to indicate OK to use funds. In addition, business funds cannot be utilized for reserves. Item 2: VOD forXXXX account #XXXX in the amount of $XXXX. Investor guidelines do not allow a VOD as stand-alone documentation. Please provide statement covering 1 month. Item 3: 2 months of XXXX statements for accounts #XXXX, #XXXX, and #XXXX. Only account #XXXX in the amount of $XXXX can be utilized. The other 2 XXXX accounts are XXXX accounts in which the borrower's sons are beneficiaries. Recalculated reserve shortage with newly included XXXX account #XXXX is $XXXX. If 1 month statement is provided for XXXX #XXXX, reserves will still be short by $XXXX. (Upheld)

Response 2 (XX/XX/XXXX XXXXAM)
Upon further review, XX funds in XXXX #XXXX in the amount of $XXXX can be utilized for reserves. The business is Schedule C. Please provide a CPA Letter to confirm fund usage will not impact business operations. In addition, one month statement provided for XXXX #XXXX in the amount of $XXXX. Total recalculated reserve shortage $XXXX. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
Life insurance with cash surrender value provided, which is sufficient. (Resolved)

(Clear) Assets-

Borrower received a $XXXX business loan for funds to close. The file does not contain evidence of $XXXX transferred to borrower. Please provide.

Response 1 (XX/XX/XXXX XXXXAM)
Evidence of funds from business acknowledged; however, unable to determine if funds were the result of the $XXXX business loan or business funds only. Please document the business loan deposit into business account or provide evidence a business loan was not taken. (Upheld)

Response 2 (XX/XX/XXXX XXXXAM)
Memo provided is dated after consummation. Please provide documentation dated prior to consummation. (Upheld)

Response 3 (XX/XX/XXXX XXXXAM)
Upon further review, memo date from underwriter is not material. (Resolved)

(Clear) Inc Misc-

Borrower's income increased by more than 20% from XXXX to XXXX. The file does not contain an explanation for the increase. Please provide.

Response 1 (XX/XX/XXXX XXXXAM)
LOE is dated after consummation. Please provide letter dated prior to consummation or updated 1008 with underwriter commentary. (Upheld)

Response 2 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains an AVM that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	301065901	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) Inaccurate Mortgage-

The notary's acknowledgment date of the consumer's signature on the Security Instrument is XX/XX/XXXX; however, the consumer's signature date is XX/XX/XXXX.

Response 1 (XX/XX/XXXX XXXXAM)
Client researching

Response 2 (XX/XX/XXXX XXXXPM)
Client researching

Response 3 (XX/XX/XXXX XXXXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) Disclosures Federal Late-

There is no date evident on the Acknowledgment of Receipt of Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX XXXXAM)
Client researching

Response 2 (XX/XX/XXXX XXXXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender, Broker, or Incomplete/TBD' under 'Section B. Services Borrower Did Not Shop For' of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the Lender, Broker, or Incomplete/TBD. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: MERS Registration Fee (Paid to Payee Incomplete). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.

Response 1 (XX/XX/XXXX XXXXAM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) Inc Misc-

Income variations from the prior year greater than 20% require a signed and dated letter of explanation. Audit annual income increased from $XXXX in XXXX to $XXXX which is greater than a 20% increase in income. Origination annual income increased from $XXXX in XXXX to $XXXX in XXXX, which also is greater than a 20% increase in income from prior year. Please provide a signed and dated letter of explanation for the large increase in income.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) LDP/EPL-

Please provide searches for the following Loan Participants across all OFAC,XXXX Exclusionary, LDP, and SAM lists or provide a Lender Certification thatall Loan Participants were searched across all lists: (1) borrower's employer, XXXX, and (2) closing notary, XXXX

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Report Inquiries-

The credit report shows a recent inquiry that has not been adequately addressed. The credit report comparison report pulled on XX/XX/XXXX reflects a new inquiry on XX/XX/XXXX with XXXX which was not addressed. Please provide and a signed and dated letter of explanation.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of liquid funds required to close. Subject transaction purchase of the borrowers' primary residence with total funds required to close of $XXXX. Total liquid funds verified in the loan file of $XXXX consisting of XXXX money market XXXX XX/XX/XXXX $XXXX, earnest money deposit cashier's check $XXXX, and relocation assets/sale of departing home of $XXXX (funds wired to the subject closing). Liquid funds shortage to close of $XXXX. Total non-liquid funds verified in the loan file of $XXXX consisting of XXXX stocks XXXX XX/XX/XXXX $XXXX (70%) and XXXX XXXX XX/XX/XXXX+I4 (60%). For non-liquid assets, verification of liquation of assets is required. Please provide.

Response 1 (XX/XX/XXXX XXXXAM)
Edward Jones account agreement and fee schedule received; however, an $XXXX liquid asset shortage to cover actual funds to close still remains. Please provide evidence the borrowers have sufficient liquid funds to close on or before the Note date.(Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Miscellaneous-

A portion of the funds to close on the subject transaction derived from relocation assets/sale of the borrower's departing home in the amount of $XXXX as evidenced by the Equity Statement and wired funds to the closing agent. Please provide a copy of the relocation package.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal was performed by appropriately licensed appraiser- The XXXX AVM supports the appraised value. Meets guidelines.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	301132220	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the consumer. Response 1 (XX/XX/XXXX XXXXPM) The provided documentation is sufficient to cure the finding. (Resolved)	(Clear) LDP/EPL-

A fraud reporting tool is missing from the loan file. Please provide searches for all Loan Participants across all OFAC, XXXX Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Transcripts Missing-

The borrowers are both self-employed as 50% owners of XXXX, XXXX, and the most recent 2 year's business tax transcripts are required. Please provide.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Miscellaneous-

A home equity line of credit paid off with XXXX in addition to the 1st mortgage with XXXX, and the home equity line of credit authorization to close the line of credit in the loan file was not executed by the borrowers. Please provide.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Inc Misc-

Both borrowers are XXXX% owner of XXXX TXXXX. Both borrowers annual income increased by more than 20% from $XXX in XXXX to $XXXX in XXXX. Guidelines require a signed and dated letter of explanation for any income variations greater than 20% from the prior year. Please provide.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal was performed by appropriately licensed appraiser- The XXXX AVM supports the appraised value. Meets guidelines.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	303099631	XXXX	XX/XX/XXXX	XXXX	QM-Temporary	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Insufficient Documentation- The Underwriter's conclusions on the adequacy and the stability of the applicant's income was not supported by documentation in the file. The borrower was qualified using asset depletion of XXXX assets. However, the borrower's XXXX statements used are not contained in the loan file to determine if the calculations are accurate. By not using the XXXX income the DTI would have increased from XXXX% to XXXX% which exceeds the Lender's guides. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	303248750	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Loan Disclosures/Partial Payment-

The Partial Payment Disclosure on the CD issued on XX/XX/XXXX is inaccurate due to the following: The Partial Payment Disclosure is not completed. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(l)(5).

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Loan Disclosures/Negative Amortization-

The Negative Amortization Disclosure on the CD issued on XX/XX/XXXX is inaccurate due to the following: The Negative Amortization Disclosure is not completed. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(l)(4).

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the Addition of the following fees was not accepted: Transfer Taxes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 2 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The COC dated XX/XX/XXXX reflects the same information of the prior COC dated XX/XX/XXXX, they both state Title Company provided updated fee information including Transfer Taxes. This is not a valid reason. A detailed COC stating why the Transfer Taxes were added is required. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. Lender is required to know and disclose in Good Faith Transfer Taxes within a 0% tolerance. Receiving a statement from the title company with an amount is not a valid reason for Transfer Taxes to be added. Additionally, the COC form stating the lender became aware of the change on XX/XX/XXXX is not within 3 business days of the re-disclosure on XX/XX/XXXX, A cost to cure in the amount of $XXXX remains. (Upheld)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302978401	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: Recording Service and the increase to the following fees was not accepted: Lenders title insurance and Wire. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The Title fees were tested under the 10% and as a result, the loan failed tolerance as these fees were increased or added over the allowable 10% limit. The following fees increased on the loan without a valid COC: Lenders Title Policy, Title - Recording Service Fee, and Wire Transfer Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv) (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. Tolerance testing for Title Charges are based on if the settlement company used at closing was or was not on the SPL provided to the borrower. The settlement company used at closing was listed on the SPL and all title fees are held to 10% tolerance testing. The baseline was set on the Initial LE, the Lenders Title Insurance increased from $XXXX to $XXX on the CD issued on XX/XX/XXXX without a valid COC resulting in a 10% tolerance violation. Please provide a valid COC for the increase. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
The loan reviewed contains a note dated more than 12 months old, outside the applicable statute of limitations.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	303101057	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - LTV-

The LTV does not meet the minimum program eligibility guidelines. Per Lender's guides First time home buyers are not eligible for LTV greater than 80%. The subject LTV is XXXX%.

Response 1 (XX/XX/XXXX XXXXPM)
Finding waived by investor with compensating factors. (Waived)

Buyer Comment 1 (XX/XX/XXXX XXXXAM)
Finding waived by investor with compensating factors. (Waived)

(Open) Program Parameters - CLTV-

The subject loan does not meet Program Parameters for CLTV. Per Lender's guides First time home buyers are not eligible for CLTV greater than 80%. The subject CLTV is XXXX%.

Response 1 (XX/XX/XXXX XXXXPM)
Finding waived by investor based on compensating factors. (Waived)

Buyer Comment 1 (XX/XX/XXXX XXXXAM)
Finding waived by investor with compensating factors. (Waived)

(Clear) Assets - Bank Statements-

The bank statement for the retirement account used to qualify is not contained in the loan file. Withdrawal documentation is contained in the loan file; however, two months of bank statements are not contained as required.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	302780227	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording Fees. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Loan amounts > $1MM to $2MM; One full appraisal and XXXX Desk Review required. The loan file contains a XXXX Desk Review which supports the opinion of value in the origination appraisal report.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B